Share-Based Compensation Plans (Details) - Schedule of share-based compensation expense included in the consolidated statements of income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Share Based Compensation Expense Included In The Consolidated Statements Of Income Abstract
Operating expenses	$ 67,428	$ 73,723	$ 12,500